Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2024, 2023, and 2022 is as follows:

EUR million
	Estimated useful life	31/12/2023	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2024
Cost		14,773	2,104	(8)		(1,169)	(439)	15,261
Brand names		40	—	—		—	(8)	32
IT developments	3-10 years	12,867	2,104	(8)		(1,169)	(472)	13,322
Other		1,866	—	—		—	41	1,907
Accumulated amortisation		(8,851)	—	6	(1,683)	1,062	231	(9,235)
Development		(8,078)	—	6	(1,546)	1,062	244	(8,312)
Other		(773)	—	—	(137)	—	(13)	(923)
Impairment losses		(68)	—	—	(227)	107	(17)	(205)
Of which addition					(227)
Of which Liberation					—
		5,854	2,104	(2)	(1,910)	—	(225)	5,821

EUR million
	Estimated useful life	31/12/2022	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2023
Cost		12,502	2,197	176		(230)	128	14,773
Brand names		33	—	8		(2)	1	40
IT developments	3-10 years	10,721	2,197	18		(196)	127	12,867
Other		1,748	—	150		(32)	—	1,866
Accumulated amortisation		(7,554)	—	5	(1,429)	209	(82)	(8,851)
Development		(6,866)	—	—	(1,294)	177	(95)	(8,078)
Other		(688)	—	5	(135)	32	13	(773)
Impairment losses		(44)	—	—	(53)	21	8	(68)
Of which addition					(53)
Of which Liberation					—
		4,904	2,197	181	(1,482)	—	54	5,854

EUR million
	Estimated useful life	31/12/2021	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2022
Cost		10,712	1,757	381		(511)	163	12,502
Brand names		4	—	27		—	2	33
IT developments	3-10 years	9,189	1,748	153		(497)	128	10,721
Other		1,519	9	201		(14)	33	1,748
Accumulated amortisation		(6,707)	—	—	(1,151)	412	(108)	(7,554)
Development		(6,149)	—	—	(1,024)	403	(96)	(6,866)
Other		(558)	—	—	(127)	9	(12)	(688)
Impairment losses		(134)	—	—	(75)	99	66	(44)
Of which addition					(75)
Of which Liberation					—
		3,871	1,757	381	(1,226)	—	121	4,904
In 2024, 2023 and 2022, impairment losses of EUR 227 million, EUR 53 million and EUR 75 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to transform or integrate businesses and to adapt to the various regulatory changes